Condensed Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member]		Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series H Preferred Stock [Member]	Additional Paid-In Capital [Member]	Prepaid Preferred Share Redemption [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013		$ 956,723	[1]									$ 6,323,319			$ 9,281,498	$ 2,001,456
Balance, shares at Dec. 31, 2013	[1]	956,723
Issuance of shares at $5.00		$ 611,991	[1]									2,447,966				$ 3,059,957
Issuance of shares at $5.00, shares		611,991	[1]													915,875
Issuance of shares at $10.00, $15.00 and $20.00		$ 303,885	[1]									2,791,833				$ 3,095,718
Issuance of shares at $10.00, $15.00 and $20.00, shares	[1]	303,885
Issuance of Preferred Shares				$ 1,000								999,000				1,000,000
Issuance of Preferred Shares, shares				1,000,000
Issuance of Preferred Shares					$ 410							409,590				410,000
Issuance of Preferred Shares, shares					410,000
Issuance of Preferred Shares						$ 400						399,625				400,025
Issuance of Preferred Shares, shares						400,025
Issuance of Preferred Shares							$ 173					172,827				173,000
Issuance of Preferred Shares, shares							173,000
Issuance of Preferred Shares								$ 461				460,539				461,000
Issuance of Preferred Shares, shares								461,000
Issuance of Preferred Shares									$ 1,400			1,398,600				1,400,000
Issuance of Preferred Shares, shares									1,400,000
Conversion of Preferred Shares to Common Shares		$ 285,512	[1]		$ (410)	$ (400)	$ (173)	$ (461)				(284,068)
Conversion of Preferred Shares to Common Shares, shares		285,511	[1]		(410,000)	(400,025)	(173,000)	(461,000)
Preferred Dividends												(204,526)				(204,526)
Net loss															(5,401,754)	(5,401,754)
Balance at Dec. 31, 2014		$ 2,158,111	[1]	$ 1,000					$ 1,400			14,914,705			(14,683,252)	$ 2,391,964
Balance, shares at Dec. 31, 2014		2,158,110	[1]	1,000,000					1,400,000
Issuance of shares at $5.00, shares																446,045
Issuance of Preferred Shares									$ 600	$ 5,670	$ 160	6,423,071				$ 6,429,500
Issuance of Preferred Shares, shares									600,000	5,669,500	160,000
Conversion of Preferred Shares to Common Shares		$ 2,833	[1]						$ (2,000)	$ (5,510)	$ (160)	4,836
Conversion of Preferred Shares to Common Shares, shares		283,273	[1]						(2,000,000)	(5,509,500)	(160,000)
Preferred Dividends												(311,056)				(311,056)
Issuance of Shares at $10.00		$ 4,326	[1]									4,321,760				4,326,086
Issuance of Shares at $10.00, shares	[1]	432,608
Issuance of Shares at $50.00		$ 134	[1]									671,756				671,890
Issuance of Shares at $50.00, shares	[1]	13,437
Prepaid Preferred Share Redemption													(160,000)			(160,000)
Net loss															(5,698,198)	(5,698,198)
Balance at Dec. 31, 2015		$ 2,165,405	[1]	$ 1,000						$ 160		26,025,071	(160,000)		(20,381,450)	$ 7,650,186
Balance, shares at Dec. 31, 2015		2,887,428	[1]	1,000,000						160,000
Issuance of shares at $5.00, shares																200,000,000
Issuance of Preferred Shares			[1]								$ 3,071	3,067,929				$ 3,071,000
Issuance of Preferred Shares, shares			[1]								3,071,000
Conversion of Preferred Shares to Common Shares		$ 64,000	[1]	$ (1,000)								(63,000)
Conversion of Preferred Shares to Common Shares, shares		6,400,000	[1]	(1,000,000)
Preferred Dividends												(33,235)				(33,235)
Issuance of Shares at $10.00		$ 3,867	[1]									3,863,321				3,867,188
Issuance of Shares at $10.00, shares	[1]	386,718
Issuance of Shares at $50.00		$ 4	[1]									18,496				18,500
Issuance of Shares at $50.00, shares	[1]	370
Prepaid Preferred Share Redemption			[1]							$ (160)		(159,840)	$ 160,000
Prepaid Preferred Share Redemption, shares			[1]							(160,000)
Buyback of shares		$ (18)	[1]									(130,751)				(130,769)
Buyback of shares, shares	[1]	(1,793)
Subscription Receivable														(2,977,950)		(2,977,950)
Net loss															(3,185,760)	(3,185,760)
Balance at Sep. 30, 2016		$ 2,233,258	[1]								$ 3,071	$ 32,587,991		$ (2,977,950)	$ (23,567,210)	$ 8,279,160
Balance, shares at Sep. 30, 2016		9,672,723	[1]								3,071,000

[1]	The condensed consolidated unaudited Financial Statements have been retroactively restated to reflect the 1-for-100 reverse split that occurred on June 17, 2015 and the net 1-for-10 reverse split that occurred on October 27, 2016